SUBSEQUENT EVENTS	12 Months Ended
May 31, 2013
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
NOTE 10.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through August 20, 2013, the date which the financial statements were available to be issued, and no such events have occurred.